Lease liabilities (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Jan. 01, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Balance, beginning of the period			$ 53.9
Additions			18.8
Lease repayments			(5.0)
Foreign exchange losses			(0.2)
Balance, end of the period	$ 67.5		67.5		$ 53.9
Non-current portion of lease liabilities	61.8		61.8		48.3
Lease liabilities	5.7		5.7		5.6
Interest expense on leases	1.2	$ 0.8	3.0	$ 1.7
Undiscounted lease liabilities	88.9		88.9		78.5
Deferred revenue	5.3		5.3		0.0	$ 0.0
Additions			5.4	0.0
Foreign exchange gain (loss)	(0.3)	$ (0.7)	0.8	(0.5)
Foreign exchange loss			(0.1)	$ 0.0	0.0
Year 1
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	8.7		8.7		8.9
Year 2
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	8.8		8.8		7.8
Year 3
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	8.6		8.6		7.4
Year 4
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	8.2		8.2		7.2
Year 5
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	7.3		7.3		6.5
Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	47.3		47.3		40.7
Premises
Disclosure of maturity analysis of operating lease payments [line items]
Balance, beginning of the period			53.3
Additions			18.5
Lease repayments			(4.9)
Foreign exchange losses			(0.2)
Balance, end of the period	66.7		66.7		53.3
Non-current portion of lease liabilities	61.2		61.2
Lease liabilities	5.5		5.5
Undiscounted lease liabilities	88.0		88.0		77.9
Premises | Year 1
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	8.5		8.5		8.7
Premises | Year 2
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	8.6		8.6		7.7
Premises | Year 3
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	8.4		8.4		7.3
Premises | Year 4
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	8.0		8.0		7.1
Premises | Year 5
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	7.2		7.2		6.4
Premises | Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	47.3		47.3		40.7
Equipment
Disclosure of maturity analysis of operating lease payments [line items]
Balance, beginning of the period			0.6
Additions			0.3
Lease repayments			(0.1)
Foreign exchange losses			0.0
Balance, end of the period	0.8		0.8		0.6
Non-current portion of lease liabilities	0.6		0.6
Lease liabilities	0.2		0.2
Undiscounted lease liabilities	0.9		0.9		0.6
Equipment | Year 1
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	0.2		0.2		0.2
Equipment | Year 2
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	0.2		0.2		0.1
Equipment | Year 3
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	0.2		0.2		0.1
Equipment | Year 4
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	0.2		0.2		0.1
Equipment | Year 5
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	0.1		0.1		0.1
Equipment | Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	$ 0.0		$ 0.0		$ 0.0